Pension and Post-Retirement and Post-Employment Benefits - Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations (Detail)	Dec. 31, 2016
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	100.00%
Pension Plan Assets	100.00%
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	55.00%
Pension Plan Assets	58.70%
Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	35.00%
Pension Plan Assets	33.60%
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	10.00%
Pension Plan Assets	7.70%